Capital adequacy and liquidity situation - Minimum capital requirements exclusive of buffers (Details) - Separate - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure
EAD	kr 437,025	kr 421,207
Risk exposure amount	100,513	99,912
Min. capital requirement	8,041	7,994
Credit risk | Credit risk, standardized approach
Disclosure of credit risk exposure
EAD	5,966	5,829
Risk exposure amount	5,940	5,770
Min. capital requirement	475	462
Credit risk | Credit risk, standardized approach | Corporates
Disclosure of credit risk exposure
EAD	5,923	5,829
Risk exposure amount	5,897	5,770
Min. capital requirement	472	462
Credit risk | Credit risk, standardized approach | Default exposures
Disclosure of credit risk exposure
EAD	43	0
Risk exposure amount	43	0
Min. capital requirement	3	0
Credit risk | Credit risk, IRB approach
Disclosure of credit risk exposure
EAD	431,059	415,378
Risk exposure amount	87,556	85,310
Min. capital requirement	7,004	6,825
Credit risk | Credit risk, IRB approach | Central governments
Disclosure of credit risk exposure
EAD	241,518	233,305
Risk exposure amount	10,094	9,487
Min. capital requirement	808	759
Credit risk | Credit risk, IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	37,213	32,236
Risk exposure amount	7,596	6,493
Min. capital requirement	608	519
Credit risk | Credit risk, IRB approach | Corporates
Disclosure of credit risk exposure
EAD	152,103	149,636
Risk exposure amount	69,641	69,128
Min. capital requirement	5,571	5,530
Credit risk | Credit risk, IRB approach | Non-credit-obligation assets
Disclosure of credit risk exposure
EAD	225	201
Risk exposure amount	225	201
Min. capital requirement	18	16
Counterparty risk in derivatives | Credit risk, IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	4,491	5,145
Risk exposure amount	852	1,059
Min. capital requirement	68	85
Specialized lending | Credit risk, IRB approach | Corporates
Disclosure of credit risk exposure
EAD	8,718	8,258
Risk exposure amount	9,201	8,473
Min. capital requirement	736	678
Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	1,851	1,882
Min. capital requirement	148	151
Foreign exchange risk
Disclosure of credit risk exposure
Risk exposure amount	708	2,494
Min. capital requirement	57	200
Commodity risk
Disclosure of credit risk exposure
Risk exposure amount	7	4
Min. capital requirement	1	0
Operational risk
Disclosure of credit risk exposure
Risk exposure amount	4,451	4,452
Min. capital requirement	kr 356	kr 356